Summary of significant accounting policies and practices	12 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Summary of significant accounting policies and practices

2. Summary of significant accounting policies and practices

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for information pursuant to the rules and regulations of the Securities and Exchange Commission.

Going concern and management’s plan

As of June 30, 2024, the Company had an accumulated deficit of GBP7,261,982 and a working capital deficit of GBP5,074,436, and its net cash used in operating activities for the year ended June 30, 2024 was GBP1,433,326. These circumstances gave rise to substantial doubt that the Company would continue as a going concern subsequent to June 30, 2024.

As of June 30, 2025, the Company had an accumulated deficit of GBP9,337,516 (US$12,812,179) and a working capital deficit of GBP1,396,117 (US$1,915,639), and its net cash used in operating activities for the year ended June 30, 2025 was GBP499,782 (US$685,763). Accordingly, as of the date of these consolidated financial statements, there is still substantial doubt that the Company will continue as a going concern. Management plans to continue to focus on improving operational efficiency and cost reductions.

The accompanying audited consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. These audited consolidated financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.

Principle of consolidation

The consolidated financial statements include the consolidated financial statements of the Company and its subsidiaries. All significant inter-company transactions and balances have been eliminated upon consolidation.

Use of estimates and assumptions

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could vary from the estimates and assumptions that were used.

Foreign currency translation and transaction

The Company uses GBP as its reporting currency. The functional currency of the Company and its subsidiaries incorporated in the Cayman Islands and British Virgin Islands is the United States dollar (“US$”), the functional currency of its subsidiaries in the United Kingdom is GBP, and the functional currency of its Hong Kong subsidiaries is the Hong Kong dollar (“HK$”). The determination of the respective functional currency is based on the criteria of Accounting Standards Codification (“ASC”) Topic 830, Foreign Currency Matters.

Transactions denominated in currencies other than functional currency are translated into functional currency at the exchange rates quoted by authoritative banks prevailing at the dates of the transactions. Exchange gains and losses resulting from those foreign currency transactions denominated in a currency other than the functional currency are recorded as other income (expense), net in the consolidated statements of loss and comprehensive loss.

Translation of amounts from HK$ into GBP has been made at the following exchange rates for the years ended June 30, 2023, 2024 and 2025:

	As of and for the year ended June 30,
	2023	2024	2025
Year-end HK$:GBP exchange rate	0.0998	0.1013	0.0929
Annual average HK$:GBP exchange rate	0.1051	0.1015	0.0992

Convenience translation

Translations of the consolidated balance sheets, consolidated statements of loss and comprehensive loss, and consolidated statements of cash flows from GBP into US$ as of and for the year ended June 30, 2025 are solely for the convenience of the reader and were calculated at the rate of US$1 = GBP0.7288, as published in the H.10 statistical release of the United States Federal Reserve Board. No representation is made that the GBP amounts could have been, or could be, converted, realized or settled into US$ at such a rate.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and short-term deposits placed with banks, which are unrestricted as to withdrawal and use. The Company does not have any cash equivalents as of June 30, 2024 and 2025. The Company believes that it is not exposed to any significant credit risk in cash and cash equivalents.

Revenue recognition

The Company recognizes revenue in accordance with ASC Topic 606, Revenue from Contracts with Customers, and subsequently-issued additional related Accounting Standards Updates (collectively, “ASC 606”). The Company derives revenue principally from the provision of end-to-end customized solutions and services involving the retrofitting of existing infrastructure to reduce CO2 emissions and reduce costs for the customer, and the sale of energy-saving products such as lighting products and fixtures. The Company enters into agreements with customers that create enforceable rights and obligations and for which it is probable that the Company will collect the consideration to which it will be entitled as services are transferred to the customer. It is a customary practice for the Company to have written agreements with its customers, and revenue from oral or implied arrangements is generally not recognized. The Company recognizes revenue based on the considerations specified in the applicable agreement.

Revenue from contracts with customers is recognized using the following five steps:

1.	identify the contract(s) with a customer;
2.	identify the performance obligations in the contract;
3.	determine the transaction price;
4.	allocate the transaction price to the performance obligations in the contract; and
5.	recognize revenue when (or as) the entity satisfies a performance obligation.

Generally, revenue is recognized when the Company has negotiated the terms of the transaction, which includes determining either the overall price, or the price for each performance obligation in the form of a service or a product, the service or product has been delivered to the customer, no obligation is outstanding regarding that service or product, and the Company is reasonably assured that funds have been or will be collected from the customer.

The Company currently generates its revenue from the below sources:

(a) Retrofit revenue

The Company generates revenue from retrofit projects. The Company typically sells its lighting systems as replacements for its customers’ existing lighting fixtures. This replacement process is referred to as “retrofit.” The business process entails: consultancy and advice to customer; site selection, survey and real-time audit; data collection, analysis and benchmarking; technical and financial proposals; project management and system design; produce procurement and installation; and measurement and verification. The Company’s customers include public and private organizations, including universities, schools, hospitals, and electrical distributors in the United Kingdom. The Company is typically contracted through an invitation to tender from or corporate negotiation with existing or potential customers in the United Kingdom. The Company recognizes revenue using the percentage-of-completion method, based primarily on contract costs incurred to date compared to total estimated contract costs. The percentage-of-completion method (an input method) is the most representative depiction of the Company’s performance because it directly measures the value of the services or products transferred to the customer. Direct materials and labor are included in revenues and cost of revenues when management believes that the Company is acting as a principal rather than an agent (e.g., the Company integrates the materials and labor into the deliverable promised to the customer or is otherwise primarily responsible for fulfillment and acceptability of the materials and labor). The performance obligation is the transfer of control of the completed products which is not divisible and separately identifiable; the Company provides value added services by integrating the goods and services into a single product for which the customer has contracted. As such, the Company’s contracts typically contain one single performance obligation to complete which is a defined retrofit project. The Company currently does not have any modifications to its existing contracts and the contracts currently do not include any variable consideration. The transaction price is clearly identifiable within sales contracts. Historically, any contract acquisition costs have been considered immaterial; in the event that such costs may arise, the Company will treat the costs incurred as periodic costs.

Recognition of revenue and cost of revenue for retrofit projects requires significant judgment by management, including, among other things, estimating total costs expected to be incurred to complete a project and measure progress toward completion. Management reviews contract estimates regularly to assess revisions of estimated costs to complete a project and measurement of progress toward completion. Management believes it maintains reasonable estimates based on prior experience; however, many factors contribute to changes in estimates of contract costs. Accordingly, estimates made with respect to uncompleted projects are subject to change as each project progresses and better estimates of contract costs become available. All contract costs are recorded as incurred, and revisions to estimated total costs are reflected as soon as the obligation to perform is determined. In the event that estimated losses on uncompleted contracts may occur based on evidence that indicates that the estimated total cost of a contract exceeds its estimated total revenue, regardless of the stage of completion, a provision for the loss of the full amount will be recognized as the result of operations. Contract costs consist of (i) direct costs on contracts, including labor, materials, and amounts payable to subcontractors and (ii) indirect costs.

The Company’s contracts set forth payment terms that require the customer to make payment within 30 days of billing which is triggered by the Company reaching the milestone to bill the customer. Management does not believe that its contracts include a significant financing component because the period between delivery of the contracting services to the customer and the time of payment does not typically exceed one year. The Company has elected to apply the practical expedient in paragraph ASC 606-10-50-14 and does not disclose information about remaining performance obligations that have original expected durations of one year or less.

The Company generally provides limited warranties for work that has been performed under its engineering and construction management contracts; these warranty periods are known as the defect liabilities periods (“DLP”). The DLP typically extends for a duration of one year from the substantial completion of the project for the customer. Historically, warranty claims have not resulted in significant costs. Contracts will include a provision whereby the customer will withhold 2% to 5% of the total contract value until the end of the DLP at which point the customer will release the retention amounts to the Company.

The Company has no obligations for returns, refunds or similar obligations for its projects with customers. For the years ended June 30, 2023, 2024 and 2025, the Company is not aware of any material claims against the Company in relation to the retrofit services provided. As of June 30, 2024 and 2025, the provisions for warranty cost were GBP909 and GBP655 (US$898) respectively, and included in the accruals and other payables of consolidated balance sheets.

(b) Product revenue

The Company also generates revenue from sales of lighting products and fixtures. The Company typically receives purchase orders from its customers which set forth the terms and conditions including the transaction price, products to be delivered, terms of delivery, and terms of payment. The terms serve as the basis of the performance obligations that the Company must fulfill to recognize revenue. The key performance obligation is the delivery of the finished product to the customer at its specified location at which point title to that asset passes to the customer. The completion of this earning process is evidenced by a written customer acceptance indicating receipt of the product. A typical payment term set forth is 30 days from the invoice date.

The Company has elected to apply the practical expedient to recognize the incremental costs of obtaining a contract as an expense if the amortization period of the asset would have been one year or less.

The Company has elected to treat shipping and handling costs undertaken by the Company after the customer has obtained control of the related goods as a fulfillment activities and present them as transportation costs in selling and marketing expenses.

The transaction price does not include variable considerations related to returns or refunds as the contracts do not include provisions that allow for sales refunds or returns of products. For the years ended June 30, 2023, 2024 and 2025, the Company is not aware of any material claims against the Company in relation to the sale of lighting products and fixtures. As of June 30, 2024 and 2025, the provisions for warranty cost were immaterial.

Contract related assets and liabilities are classified as current assets and current liabilities. Significant balance sheet accounts related to the revenue cycle are as follows:

Contracts receivable, net

Contracts receivable, net include amounts billed under the contract terms. The amounts are stated at their net realizable value. The typical payment terms require settlement within 30 days of billing. The Company maintains an allowance for expected credit losses to provide for the estimated number of receivables that will not be collected. The Company considers several factors in its estimate of the allowance, including knowledge of a customer’s financial condition, its historical collection experience, and other factors relevant to assessing the collectability of such receivables. Bad debts are written off against allowances.

Contract assets, net

Contract assets, net are recorded when the progress to completion of revenue earned on contracts exceeds amounts actually billed under the contract.

Contract liabilities

Contract liabilities are recorded when amounts actually billed under a contract exceed the progress to completion revenue earned under the contract.

Retention receivables, net

Part of the contract sum, or retention revenue, is to be withheld at the end of a project for the limited warranties of work performed under its engineering and construction management contracts to ensure that the Company meets the contract requirements. Once the DLP started, the Company recognized retention receivables. The retention receivables will be transferred to contract receivables once the DLP is ended and signed off by the customer.

Expected credit losses

ASU No. 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments requires entities to use a current lifetime expected credit losses methodology to measure impairments of certain financial assets. Using this methodology will result in earlier recognition of losses than under the current incurred loss approach, which requires waiting to recognize a loss until it is probable that it has been incurred. There are other provisions within the standard that affect how impairments of other financial assets may be recorded and presented, and that expand disclosures.

Prepayments and other receivables, net

Prepayments and other receivables consist of cash advanced to suppliers for purchasing goods or services that have not been received or provided to the Company and deposit for acquisition of an associate. Cash advanced to suppliers is refundable and bears no interest. These advances are unsecured and reviewed periodically to determine whether their carrying value has become impaired.

Investment in life insurance policies, net

The Company invests in corporate-owned life insurance policies to protect against the loss of its essential personnel. The Company is the beneficiary of these policies. The life insurance policies are accounted for by the Company in accordance with ASC 325-30, Investments in Insurance Contracts.

Investments in life insurance policies are classified as assets and are subsequently measured at the cash surrender values of the policies as of the year end, less an allowance for expected credit losses. The change in cash surrender values during the period is recognized as an expense or income and reported in the consolidated statement of loss and comprehensive loss. The Company does not recognize income from death benefits on an actuarially expected basis.

Inventories, net

Inventories mainly consist of merchandise available for sale. They are accounted for using the first in first out method and stated at the lower of cost and net realizable value. The Company evaluates the need for impairment associated with obsolete, slow-moving, and non-saleable inventories by reviewing net realizable values on a periodic basis but at least annually. Only defective products are eligible for return to the material suppliers.

Long-term investment

The Company applies the equity method to account for equity investments in common stock or in-substance common stock, according to ASC 323 “Investments — Equity Method and Joint Ventures”, over which it has significant influence but does not own a controlling financial interest, unless the fair value option is elected for an investment and the Company does not elect the fair value option.

An investment in in-substance common stock is an investment in an entity that has risk and reward characteristics that are substantially similar to that entity’s common stock. The Company considers subordination, risks and rewards of ownership, and the obligation to transfer value when determining whether an investment in an entity is substantially similar to an investment in that entity’s common stock.

Under the equity method, the Company’s share of the post-acquisition profits or losses of the equity method investee is recognized in the consolidated income statements and its share of post-acquisition movements in accumulated other comprehensive loss is recognized in other comprehensive loss. The Company records its share of the results of the equity method investees on a one quarter in arrears basis. The excess of the carrying amount of the investment over the underlying equity in net assets of the equity method investee generally represents goodwill and intangible assets acquired. When the Company’s share of losses of the equity method investee equals or exceeds its interest in the equity method investee, the Company does not recognize further losses, unless the Company has incurred obligations or made payments or guarantees on behalf of the equity method investee.

Property and equipment, net

Property and equipment are stated at cost net of accumulated depreciation and impairment losses. Depreciation is provided over the estimated useful lives of the assets using the straight-line method from the time the assets are placed in service. Estimated useful lives are as follows:

Classification	Estimated useful life
Leasehold property	30 years
Office equipment	2-5 years
Motor vehicle	1-3 years

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts and any gain or loss is included in the consolidated statements of loss and comprehensive loss. Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to earnings as incurred, while additions, renewals and betterments, which are expected to extend the useful life of assets, are capitalized.

Impairment of long-lived assets

Long-lived assets, representing property and equipment with finite lives, are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. The Company assesses the recoverability of the assets based on the undiscounted future cash flows the assets are expected to generate and recognizes an impairment loss when estimated undiscounted future cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. If an impairment is identified, the Company would reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values. As of June 30, 2024 and 2025, no impairment of long-lived assets was recognized.

Financial instruments

The Company accounts for hybrid contracts that contain options in accordance with U.S. GAAP. ASC 815 “Derivatives and Hedging Activities,” (“ASC 815”) requires companies to bifurcate options from their host instruments and account for them as free-standing derivative financial instruments according to certain criteria. The criteria includes circumstances in which (a) the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract, (b) the hybrid instrument that embodies both the embedded derivative instrument and the host contract is not re-measured at fair value under otherwise applicable generally accepted accounting principles with changes in fair value reported in earnings as they occur and (c) a separate instrument with the same terms as the embedded derivative instrument would be considered a derivative instrument.

The Company accounts for financial instruments (when the Company has determined that the embedded conversion options should be bifurcated from their host instruments) in accordance with ASC 815. Under ASC 815, a portion of the proceeds received upon the issuance of the hybrid contract are allocated to the fair value of the derivative. The derivative is subsequently marked to market at each reporting date based on the current fair value, with the changes in fair value reported in the consolidated statements of loss and comprehensive loss.

Fair value measurement

The accounting standard regarding the fair value of financial instruments and related fair value measurements defines financial instruments and requires disclosure of the fair value of financial instruments held by the Company.

The accounting standard defines fair value, establishes a three-level valuation hierarchy for disclosures of fair value measurement and enhances disclosure requirements for fair value measures. The three levels are defined as follows:

Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liabilities, either directly or indirectly, for substantially the full term of the financial instruments.

Level 3 inputs to the valuation methodology are unobservable and significant to the fair value.

Financial instruments included in current assets and current liabilities are reported in the consolidated balance sheets at face value or cost, which approximate fair value because of the short period of time between the origination of such instruments and their expected realization and their current market rates of interest.

Interest rates that are currently available to the Company for the issuance of long-term debt and capital lease with similar terms and remaining maturities are used to estimate the fair value of the Company’s long-term debt. The fair value of the Company’s long-term debt approximated the carrying value as of June 30, 2024 and 2025, as the weighted average interest rate on these long-term debts approximated the market rate for similar debt.

Leases

ROU assets represent the rights to use underlying assets for the lease terms and lease liabilities represent the obligation to make lease payments arising from the leases. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term, reduced by lease incentives received, plus any initial direct costs, using the discount rate for the lease at the commencement date. If the implicit rate is not readily determinable for the operating leases, the Company generally uses the incremental borrowing rate based on the estimated rate of interest for collateralized borrowing over a similar term of the lease payments at commencement date. Our lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term. The Company has elected not to separate non-lease components from lease components; therefore, it will account for lease component and the non-lease components as a single lease component when there is only one vendor in the lease contract for the office leases. Lease payments are fixed.

For operating leases, lease expense is recognized on a straight-line basis in operations over the lease term.

Any lease with a term of 12 months or less is considered short-term. As permitted by ASC 842, short-term leases are excluded from the ROU asset and lease liabilities on the consolidated balance sheets.

Bank and other borrowings

Borrowings are initially recognized at fair value, net of upfront fees incurred. Borrowings are subsequently measured at amortized cost. Any difference between the proceeds (net of transaction costs) and the redemption amount is recognized in profit or loss over the period of the borrowings using the effective interest method.

Accounts payable

Accounts payable represent trade payables to vendors.

Accruals and other payables

Accruals and other payables primarily include accrued salary and employee benefits, accrued expenses, and value added tax (“VAT”) payables for the operation in the ordinary course of business.

Employee benefit plan

Payments to the Mandatory Provident Fund Scheme under the Hong Kong Mandatory Provident Fund Schemes Ordinance and state-managed retirement benefit schemes in other jurisdictions are recognized as an expense when employees have rendered service entitling them to the contributions.

Related parties

The Company adopted ASC Topic 850, Related Party Disclosures, for the identification of related parties and disclosure of related party transactions.

Cost of revenues

Cost of revenues consists of subcontracting fees, staff costs, material costs, and other indirect costs. The subcontracting fee includes both subcontracting costs and other outside costs associated with performance under contracts with customers. Staff costs represent the portion of salaries and wages incurred in connection with the production of deliverables under contracts with customers. Performance under contracts does not involve significant machinery or other long-term depreciable assets.

Selling and marketing expenses

Selling and marketing expenses consist primarily of transportation expenses, distribution expenses and promotion expenses.

General and administrative expenses

General and administrative expenses primarily consist of personnel-related compensation expenses, including salaries and related social insurance costs for operations and supporting personnel, depreciation, professional services fees, utilities, office expenses, and expenses related to general operations.

Research and development expenses

The cost of revenue primarily consists of staff costs for research and development personnel and other expenses that are directly attributable to the development of new technologies and products of the Company. Research and development expenses are charged to expense as incurred and have no alternative future uses in accordance with ASC 730, Research and Development.

Government subsidies

Government subsidies are recognized as income in other income, net or as a reduction of specific costs and expenses for which the subsidies are intended to compensate. Such amounts are recognized in the consolidated statements of loss and comprehensive loss upon receipt and when all conditions attached to the grants, such as companies being required to stay at the same level of employment, are fulfilled. Such subsidies are presented under other income. During the years ended June 30, 2023, 2024 and 2025, the Company recognized government subsidies of GBP38,737, nil and nil, respectively, as other income in its consolidated statements of loss and comprehensive loss.

Income taxes

The Company accounts for income taxes pursuant to ASC Topic 740, Income Taxes (“ASC 740”). Income taxes are provided on an asset and liability approach for financial accounting and reporting of income taxes. Any tax paid by subsidiaries during the year is recorded. Current tax is based on the profit or loss from ordinary activities adjusted for items that are non-assessable or disallowable for income tax purpose and is calculated using tax rates that have been enacted or substantively enacted at the balance sheet date. ASC 740 also requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the consolidated financial statements and the tax basis of assets and liabilities, and the expected future tax benefit to be derived from tax losses and tax credit carry-forwards. ASC 740 additionally requires the establishment of a valuation allowance to reflect the likelihood of realization of deferred tax assets. Realization of deferred tax assets, including those related to the U.S. net operating loss carry-forwards, is dependent upon future earnings, if any, of which the timing and amount are uncertain.

The Company adopted ASC 740-10-05, Income Tax, which provides guidance for recognizing and measuring uncertain tax positions, and prescribes a threshold condition that a tax position must meet for any of the benefits of the uncertain tax position to be recognized in the consolidated financial statements. It also provides accounting guidance on derecognizing, classification and disclosure of these uncertain tax positions.

The Company’s policy on classification of all interest and penalties related to unrecognized income tax positions, if any, is to present them as a component of income tax expense.

VAT

The Company is subject to VAT and related surcharges on revenue generated from sales of products. The Group records revenue net of VAT. Entities that are VAT general taxpayers are allowed to offset qualified input VAT, paid to suppliers against their output VAT liabilities. The standard applicable rate of the United Kingdom VAT is 20% for the years ended June 30, 2023, 2024 and 2025.

Comprehensive loss

The Company presents comprehensive loss in accordance with ASC Topic 220, Comprehensive Income, (“ASC 220”). ASC 220 states that all items that are required to be recognized under accounting standards as components of comprehensive loss be reported in the consolidated financial statements. Comprehensive loss consists of two components, net loss and other comprehensive profit (loss). Other comprehensive profit (loss) refers to revenue, expenses, gains and losses that are recorded as an element of shareholders’ deficit but are excluded from net income. Other comprehensive profit (loss) consists of a foreign currency translation adjustment resulting from the Company’s subsidies not using the GBP as the Company’s functional currency.

Commitments and contingencies

In the normal course of business, the Company is subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters, such as government investigations and tax matters. The Company recognizes a liability for such contingency if it determines it is probable that a loss has occurred, and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments including historical and the specific facts and circumstances of each matter.

Loss per share

The Company computes earnings per share (“EPS”) in accordance with ASC Topic 260, Earnings per Share (“ASC 260”). ASC 260 requires companies to present basic and diluted EPS. Basic EPS is measured as net income (loss) divided by the weighted average ordinary share outstanding for the period. Diluted EPS presents the dilutive effect on a per share basis of the potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. For the years ended June 30, 2023, 2024 and 2025, there were no dilutive shares.

Recently issued accounting pronouncements

From time to time, new accounting pronouncements are issued by the Financial Accounting Standard Board (“FASB”) or other standard setting bodies and adopted by the Company as of the specified effective date. Unless otherwise discussed, the Company believes that the impact of recently issued standards that are not yet effective will not have a material impact on its financial position or results of operations upon adoption.

New and amended standards adopted by the Company:

On November 27, 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2023-07, Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 amends ASC 280, Segment Reporting(“ASC 280”) to expand segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the Company’s chief operating decision maker (“CODM”), the amount and description of other segment items, the title and position of the CODM, and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources. ASU 2023-07 further permits disclosure of more than one measure of segment profit or loss and extends the full disclosure requirements of ASC 280 to companies with single reportable segments. The Company has adopted ASU 2023-07 on July 1, 2024, which was applied retrospectively to all prior periods presented.

New Accounting Standards That Have Not Yet Been Adopted:

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which prescribes standard categories for the components of the effective tax rate reconciliation and requires disclosure of additional information for reconciling items meeting certain quantitative thresholds, requires disclosure of disaggregated income taxes paid, and modifies certain other income tax-related disclosures. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and allows for adoption on a prospective basis, with a retrospective option. The Company is currently evaluating the potential impact of the adoption of ASU 2023-09 on its consolidated financial statements.

In November 2024, the FASB issued ASU 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, which requires incremental disclosures about specific expense categories, including but not limited to, purchases of inventory, employee compensation, depreciation, amortization, and selling expenses. The amendments are effective for fiscal years beginning after December 15, 2026, and for interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted, and the amendments may be applied either prospectively or retrospectively. The Company is currently evaluating this ASU to determine its impact on the Company’s disclosures.

In January 2025, the FASB issued ASU 2025-01, Income Statement — Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40). The FASB issued ASU 2024-03 on November 4, 2024. ASU 2024-03 states that the amendments are effective for public business entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Following the issuance of ASU 2024-03, the FASB was asked to clarify the initial effective date for entities that do not have an annual reporting period that ends on December 31 (referred to as non-calendar year-end entities). Because of how the effective date guidance was written, a non-calendar year-end entity may have concluded that it would be required to initially adopt the disclosure requirements in ASU 2024-03 in an interim reporting period, rather than in an annual reporting period. The FASB’s intent in the basis for conclusions of ASU 2024-03 is clear that all public business entities should initially adopt the disclosure requirements in the first annual reporting period beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027.

In July 2025, the FASB issued ASU No. 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets (“ASU 2025-05”), which provides guidance on the measurement of credit losses for accounts receivable and contract assets. The standard aims to improve the accuracy of credit loss estimates by requiring entities to consider historical loss experience, current conditions, and reasonable and supportable forecasts. ASU 2025-05 is effective for annual periods beginning after December 15, 2025, with early adoption permitted. The Company is currently evaluating the potential impact of the adoption of ASU 2025-05 on its consolidated financial statements.

Except for the above-mentioned pronouncements, there are no new recently issued accounting standards that will have a material impact on the consolidated balance sheets, statements of loss and comprehensive loss and cash flows.